Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended	102 Months Ended	120 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			31.57%	15.67%			12.91%
The U.S. Equity Portfolio | The U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			30.81%	14.03%			10.96%
The U.S. Equity Portfolio | The U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.19%	12.39%			10.10%
The U.S. Equity Portfolio | MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.10%	15.74%			11.98%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			24.91%	15.50%			12.89%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.61%	11.48%			9.57%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.61%	11.64%			9.65%
The Institutional U.S. Equity Portfolio | MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.10%	15.74%			11.98%
The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			21.02%	11.36%		8.16%
Performance Inception Date		Jul. 14, 2015
The ESG Growth Portfolio | The ESG Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.23%	10.39%		7.25%
The ESG Growth Portfolio | The ESG Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.96%	8.90%		6.40%
The ESG Growth Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.42%	13.37%		9.67%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			26.71%	12.24%	11.01%
Performance Inception Date		Jan. 12, 2016
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.20%	9.85%	8.74%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.13%	9.61%	8.52%
The Catholic SRI Growth Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.42%	13.37%	11.82%
The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			17.62%	8.74%			4.43%
The International Equity Portfolio | The International Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.73%	8.09%			3.33%
The International Equity Portfolio | The International Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.31%	6.97%			3.34%
The International Equity Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.85%	8.69%			4.78%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			16.97%	7.31%			3.95%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.64%	6.36%			2.60%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.51%	5.70%			2.85%
The Institutional International Equity Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.85%	8.69%			4.78%
The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			11.05%	3.60%			1.84%
The Emerging Markets Portfolio | The Emerging Markets Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.85%	3.17%			1.32%
The Emerging Markets Portfolio | The Emerging Markets Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	2.96%			1.47%
The Emerging Markets Portfolio | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.27%	4.08%			3.05%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			5.23%	1.06%			1.72%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.01%	(0.10%)			0.59%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.07%	0.39%			0.86%
The Core Fixed Income Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%			1.81%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.70%	6.35%			5.11%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.88%	4.34%			2.79%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.04%	4.12%			2.90%
The Corporate Opportunities Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	1.10%			1.81%
The Corporate Opportunities Portfolio | Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.56%	5.49%			4.64%
The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			5.19%	0.81%			1.27%
The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.08%	(0.35%)			0.30%
The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.05%	0.21%			0.61%
The U.S. Government Fixed Income Securities Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%			1.81%
The U.S. Government Fixed Income Securities Portfolio | Bloomberg U.S. Government Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.09%	0.56%			1.27%
The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			7.90%	3.25%			3.15%
The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.19%	1.56%			1.56%
The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	1.94%			1.82%
The U.S. Corporate Fixed Income Securities Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%			1.81%
The U.S. Corporate Fixed Income Securities Portfolio | Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.52%	2.63%			2.95%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			4.91%	0.26%			1.19%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.54%	(0.76%)			0.09%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.88%	(0.22%)			0.44%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%			1.81%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | Bloomberg U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.08%	0.37%			1.43%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			3.07%	1.04%			0.86%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.02%	1.01%			0.84%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.58%	1.08%			0.93%
The Short-Term Municipal Bond Portfolio | Bloomberg 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.34%	1.32%			1.12%
The Short-Term Municipal Bond Portfolio | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	2.25%			3.03%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			4.39%	1.88%			1.90%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.38%	1.84%			1.88%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.47%	1.87%			1.91%
The Intermediate Term Municipal Bond Portfolio | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	2.25%			3.03%
The Intermediate Term Municipal Bond Portfolio | Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.76%	2.04%			2.34%

[1]	Effective at the close of business August 17, 2020, the Portfolio changed its principal investment strategy to invest in a mix of equity and fixed income securities issued by corporations. See "About Benchmarks and Index Investing" for a description of the indexes.
[2]	See "About Benchmarks and Index Investing" for a description of the indexes.